Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	11,675,126
Proposed Maximum Offering Price per Unit | $ / shares	19.70
Maximum Aggregate Offering Price	$ 229,999,982.20
Amount of Registration Fee	$ 31,763
Offering Note

1.	Note 1(a): The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the shelf registration statement on Form S-3 (File No. 333-289348) filed by the registrant on August 7, 2025, which was automatically effective upon its filing with the Securities and Exchange Commission.

Note 1(b): Assumes the underwriters’ option to purchase up to 1,522,842 additional shares of the registrant’s common stock is exercised in full.